Benefit Plans And Obligations For Termination Indemnity (Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 177,090	$ 153,097
Service cost	9,368	9,709	8,205
Interest cost	6,830	6,567	6,361
Exchange rate differences	1,060	299
Actuarial (gain) losses	(18,690)	10,747
Benefits paid	(3,277)	(3,329)
Benefit obligation at end of year	172,381	177,090	153,097
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	101,794	81,780
Actual return on Plans' assets (net of expenses)	9,957	11,002
Employer contribution	6,768	12,341
Benefits paid	(3,277)	(3,329)
Fair value of Plans' assets at end of year	115,242	101,794	81,780
Funded status	(57,140)	(75,296)
Unrecognized net actuarial loss	38,281	63,178
Unrecognized prior service cost	409	498
Net accrued benefit cost	(18,450)	(11,620)
Accrued benefit liability, current	(671)	(85)
Accrued benefit liability, non-current	(56,469)	(75,211)
Accumulated other comprehensive income (loss), pre-tax	38,690	63,676
Net amount recognized	(18,450)	(11,620)
Retiree Medical Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	2,783	3,145
Service cost	214	299
Interest cost	88	117
Actuarial (gain) losses	(538)	(688)
Employee Contribution	23	17
Benefits paid	(125)	(107)
Benefit obligation at end of year	2,445	2,783
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	0
Employer contribution	102	90
Employee Contribution	23	17
Benefits paid	(125)	(107)
Fair value of Plans' assets at end of year	0	0
Funded status	(2,445)	(2,783)
Unrecognized net actuarial loss	(784)	248
Unrecognized prior service cost	0	0
Net accrued benefit cost	(3,229)	(2,535)
Accrued benefit liability, current	(145)	(175)
Accrued benefit liability, non-current	(2,300)	(2,608)
Accumulated other comprehensive income (loss), pre-tax	(784)	248
Net amount recognized	$ (3,229)	$ (2,535)